Income taxes - Narrative (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Income tax benefit / (expense)	SFr 6.4	SFr (11.8)	SFr (0.8)	SFr (36.3)
Effective tax rate	13.50%	27.70%	5.10%	22.90%